EMBARCADERO ALTERNATIVE STRATEGIES FUND                                    EMASX

                               SUMMARY PROSPECTUS
                                 April 27, 2009

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at WWW.EMBARCADEROMUTUALFUNDS.COM/NEW/VCWM/. You can also get this information at no cost by calling Shareholder Services at 1-800-228-2121 or by sending an e-mail request to info@embarcaderomutualfunds.com. The Fund's prospectus and statement of additional information, both dated April 27, 2009, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

Capital appreciation.

FEES AND EXPENSES OF THE FUND

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES(1) (fees paid directly from your investment)

------------------------------------------------------- ------------------------
Redemption Fee on shares held less than 90 days (as a             2.00%
percentage of amount redeemed)
------------------------------------------------------- ------------------------
Maximum Account Fee                                               $24(2)
------------------------------------------------------- ------------------------

(1) In addition to the fees listed in the table above, if you sell shares and request your money by wire transfer, there is a $20 fee. Further, there is an $8 annual maintenance fee for each IRA account.
(2.) Applies to accounts with a balance of less than $2,500 ($1,000 for IRAs and UGMA/UTMA accounts). This fee will be deducted directly from applicable accounts, if necessary by redeeming Fund shares. For more information about this fee, please see ESTABLISHING AN ACCOUNT at page 37 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

------------------------------------------------------- ------------------------
Management Fees(1)                                          0.50%
------------------------------------------------------- ------------------------
Distribution (12b-1) Fees(2)                                0.25%
------------------------------------------------------- ------------------------
Other Expenses                                              13.93%
------------------------------------------------------- ------------------------
Acquired Fund Fees and Expenses(3)                          2.50%
------------------------------------------------------- ------------------------
Total Annual Fund Operating Expenses                        17.18%
------------------------------------------------------- ------------------------
(1) Restated to reflect current fees payable to the Adviser under the investment advisory agreement approved by shareholders in October 2008.
(2) The maximum permitted 12b-1 fees for the Fund are 0.25% of the Fund's daily average net assets. (3) "Acquired Fund Fees and Expenses" are estimated fees and expenses charged by the funds in which the Fund, under its investment program as a "fund of funds," invests.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year: $1,613       3 Years: $4,275      5 Years: $6,327       10 Years: $9,632


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. High portfolio turnover will result in increased realized gains (or losses) to shareholders, which are likely to be treated as short-term capital gains. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal income tax laws. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. Please note that the Fund was not actively managed during this period.


PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to preserve and grow capital by producing long-term capital appreciation with reduced volatility and low correlation to traditional equity and bond markets. The Fund is a "fund of funds," which means that it invests in OTHER funds or exchange traded funds (ETFs) - referred to below as "underlying funds." The Adviser looks for a relatively limited number of underlying funds having one or more of the following characteristics: strong absolute and relative performance, reasonable risk-adjusted returns and consistent management styles. The Fund seeks to provide diversification to reduce overall risk without sacrificing performance, although it does not assure or guarantee better performance or the elimination of risk.

The Adviser allocates Fund investments among underlying funds with different strategies, including merger arbitrage, long/short equity, absolute returns or alternative investment strategies. Allocations to each category will vary, within ranges, based on each strategy's relative performance, volatility and correlation to other categories within the portfolio.

In selecting underlying funds, the Adviser reviews a wide range of factors including, but not limited to, past investment performance during various market conditions, investment strategies and processes, portfolio composition, risk management procedures, reputation, experience and training of key personnel, and correlation of results with other underlying funds. As part of its due diligence process, the Adviser reviews each underlying fund and its manager's investment process and organization.

The underlying funds may use a variety of investment techniques to hedge against risks or other factors that generally affect the values of portfolio securities. These techniques, which some underlying funds also use for non-hedging purposes, may involve the use of derivatives. Each underlying fund's use of derivatives for non-hedging purposes will vary and may change over time, but each such fund is obligated to comply with the requirements of the Investment Company Act of 1940, as amended, governing liquidity, leverage, and concentration. The particular types of derivatives may change over time as new instruments and techniques are introduced, or as a result of regulatory or market developments. Certain of these special investment techniques or derivatives are speculative and involve a high degree of risk, particularly when used for non-hedging purposes.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, the value of the Fund's investments, and therefore the value of your Fund shares, may go down. We cannot guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

MARKET RISK: Since the Fund invests primarily in the shares of underlying funds, it is affected by the performance of the underlying funds. Investing in other mutual funds or ETFs does not eliminate market risk as the underlying funds' values rise and fall as market and economic conditions change. The underlying funds are particularly volatile. The value of your Fund shares will fluctuate and you could lose money.

MANAGEMENT RISK: The Adviser may select underlying funds that underperform the stock market or other funds with similar investment objectives and strategies. Its decisions regarding asset classes and underlying funds may not anticipate market trends successfully.

FUND OF FUNDS RISK: You can invest directly in the underlying funds. By investing in the underlying funds indirectly through the Fund, you pay both your share of the Fund's expenses (including operating costs and advisory and administrative fees) AND the similar expenses of the underlying funds. Similarly, you pay your share of the Fund's expenses related to distributing the Fund's shares, and the similar distribution expenses of the underlying funds. Also, in purchasing shares of the underlying funds, the Fund may pay a "sales load" or other sales charges, or brokerage commissions. While the Fund seeks to minimize these charges, they can reduce the Fund's investment results.

ETF RISK: ETFs trade on securities exchanges, so the market price of ETFs may not correspond exactly with their net asset values. The market price of an ETF's shares will generally fluctuate with changes in the market value of its holdings as well as the relative supply and demand for the shares. The trading price of an ETF's shares may deviate significantly from its net asset value during periods of market volatility.

LIMITED HOLDINGS RISK: The Fund invests in a relatively limited number of underlying funds. This means that increases or decreases in the value of any of the underlying funds may have a greater impact on the Fund's net asset value and total return than would be the case if it invested in more underlying funds. Therefore, the value of the Fund will depend on the performance of the relatively limited number of managers who advise the underlying funds and the Fund's value may fluctuate more, and it could incur greater losses, than if it had invested in more underlying funds.

In addition to the risks noted above, the underlying funds are subject to a number of risks, including the following:

     AGGRESSIVE INVESTMENT RISKS: The underlying funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales, leverage and derivative transactions. Underlying funds use these strategies for both hedging and non-hedging purposes. The managers of the underlying funds may not be successful in using these strategies, which could result in significant losses.

     DERIVATIVES RISK: The underlying funds may invest in derivative instruments, which are financial instruments that derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile with sudden and unpredictable changes in price or liquidity, and may entail investment exposures greater than their cost would suggest. This means that a small investment in a derivative could have a large potential impact on the performance of an underlying fund. Derivatives involve significant risk depending on the type of derivative, including credit risk, currency risk, leverage risk, liquidity risk or basis risk. In particular, derivatives such as "synthetic options" and other types of options or futures, swap agreements, derivatives written by or privately negotiated with financial intermediaries, and any other derivative traded over the counter, are subject to the risk that the counterparty to the transaction is unable or unwilling to perform its obligations when they become due. In some cases, the underlying fund may make periodic payments that it cannot recover.

     LEVERAGE RISK: The underlying funds may borrow money to increase their holdings of portfolio securities. Due to regulatory limitations, an underlying fund using leverage may have to sell securities at an unfavorable time to satisfy these limits. Leverage can exaggerate the effect of any increase or decrease in the value of an underlying fund's portfolio securities. The amounts borrowed are also subject to interest costs and fees.

     MARKET CAPITALIZATION RISK: The underlying funds may invest in small- and mid-sized companies. The prices of small companies' securities are generally more volatile than the prices of large companies' securities. This is because small companies may be more reliant on a few products, services or key personnel, and can be riskier than larger companies with more diverse product lines and management. Also, there may be less information available about these companies, and they may be more difficult to value. Because smaller companies may have fewer shares of stock outstanding or their shares trade less frequently, some of the underlying fund's securities may be difficult to sell at the time or price desired by the underlying fund.

     CREDIT RISK: The underlying funds may invest in debt obligations, which are generally subject to the risk that the issuer is unable to make principal and interest payments when they are due. Non-investment grade debt, also known as "junk bonds," have a higher risk of default and are generally less liquid than higher-rated securities.

     FOREIGN SECURITIES RISK: The underlying funds may invest in foreign securities and depositary receipts relating to foreign securities. Investments in foreign markets involve political, regulatory and economic risks which are significant. Risks may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required, much less liquidity, and limitations on repatriation of invested capital. These risks are higher in developing countries.

     CONCENTRATION RISK: Some underlying funds may concentrate in a particular industry or industry sector, which could vary from time to time. Securities of companies in the same industry may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Therefore, the value of an underlying fund with a concentrated position could be more volatile.

     DIVERSIFICATION RISK: Some underlying funds may invest a significant portion of their assets in a small number of securities. This means that increases or decreases in the value of any of the individual securities owned by the underlying fund may have a greater impact on its net asset value and total return than would be the case in a diversified fund holding more securities. Therefore, the value of a non-diversified underlying fund could be more volatile.

     LONG/SHORT RISK: Some underlying funds hold securities long and short. The underlying fund may not always be able to borrow a security or close out a short position at a favorable price, and may have to sell long positions at unfavorable prices to cover short positions. An underlying fund will lose money from a short sale if the price of the security increases between the date of the short sale and the date when the underlying fund replaces the borrowed security. The potential loss is theoretically unlimited. Also, the underlying fund may have to pay a premium, dividend or interest to borrow a security.

     MARKET-NEUTRAL INVESTING RISK: Some underlying funds employ a market neutral strategy, meaning they take long and short positions in different stocks to try and protect the underlying fund from general market movements. The long positions could decrease in value at the same time the securities sold short increase in value, increasing the potential for loss. The strategy may not work as intended, and investments that historically have not been correlated may become correlated at certain times, including during a liquidity crisis in global financial markets.

     ARBITRAGE RISK: Some underlying funds may use merger arbitrage strategies, which involve purchasing shares of an announced acquisition target or shorting shares of the acquiring company. If the acquisition is not completed, the underlying fund may realize losses on both positions.

     DISTRESSED SECURITIES RISK: Some underlying funds purchase securities of distressed companies, which could involve legal difficulties and negotiations with creditors and other company claimants. Securities of distressed companies are generally illiquid and there can be a significant time lag between investing and receiving proceeds from the investment, if at all. During this time, the underlying fund may incur costs monitoring the investment and protecting the value of its claim.

For more information about the risks of investing in the Fund, please see OTHER POLICIES AND RISKS at page 23 of the prospectus and INVESTMENT STRATEGIES at page 4 of the statement of additional information.

ANNUAL TOTAL RETURN

This bar chart and table give some indication of the risks and volatility of investing in the Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. The returns include the reinvestment of dividends and distributions. Please note that past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Investors should not expect the Fund to consistently achieve these returns in the future.

PLEASE NOTE THAT THE FUND WAS INVESTED PRIMARILY IN HIGH QUALITY SHORT-TERM MONEY MARKET FUNDS OR INSTRUMENTS FROM MARCH 1, 2003 THROUGH THE END OF THE PERIODS SHOWN BELOW.

Annual Total Returns of the Fund Years Ended 12/31

1999
126.88%

2000
(23.28)%

2001
(66.37)%

2002
(49.85)%

2003
(4.68)%

2004
(2.45)%

2005
(9.43)%

2006
3.13%

2007
(9.43)%

2008
(1.86)%

WORST QUARTER     (58.97%  1st quarter  2001
BEST QUARTER       48.26%  4th quarter  2001

AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/08)

Alternative Strategies Fund                 1 Year       5 Years     10 Years
========================================== =========    ========    ==========
Return Before Taxes                         (1.86)%      (4.13)%     (13.80)%
------------------------------------------ ---------    --------    ----------
Return After Taxes on Distributions(1)      (1.86)%      (4.13)%     (14.02)%
------------------------------------------ ---------    --------    ----------
Return After Taxes on Distributions
   and Sale of Fund Shares(1)(2)            (1.21)%      (3.47)%      (9.98)%
------------------------------------------ ---------    --------    ----------
------------------------------------------ ---------    --------    ----------
S&P 500 Index (3)                          (36.99)%      (2.19)%      (1.38)%
------------------------------------------ ---------    --------    ----------
------------------------------------------ ---------    --------    ----------
Barclays Intermediate Government/
Credit Index (3)                             5.08%        4.21%        5.43%
------------------------------------------ ---------    --------    ----------
------------------------------------------ ---------    --------    ----------
S&P MidCap 400 Index                       (36.23)%      (0.08)%       4.46%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2) The Fund's returns after taxes on distributions and sale of Fund shares may be higher than both its returns before taxes and after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred.
(3) The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Barclays Intermediate Government/Credit Index is an index of intermediate and long-term government securities and investment grade corporate debt securities. The S&P MidCap 400 Index is an index of mid-capitalization U.S. stocks that measures the performance of the mid-size company segment of the U.S. market. The Fund's benchmarks changed to the S&P 500 Index and the Barclays Intermediate Government/Credit Index upon implementation of the Fund's new investment program. These indexes are unmanaged and include reinvested dividends and/or distributions, but do not reflect deduction for fees, brokerage commissions, expenses or taxes. It is not possible to invest directly in an index.

Updated performance information is available online at www.embarcaderomutualfunds.com or by calling Shareholder Services at 1-800-228-2121.

MANAGEMENT

INVESTMENT ADVISER:  Van Wagoner Capital Management, Inc.

PORTFOLIO MANAGER: Jay Jacobs is the Fund's portfolio manager. Mr. Jacobs is a controlling person of the adviser, and Chairman of the Fund's Board.

For more information about the adviser and the portfolio manager, please see MANAGEMENT at page 29 of the prospectus and INVESTMENT ADVISORY AND OTHER SERVICES at page 39 of the statement of additional information.

PURCHASE AND SALE OF FUND SHARES

Once you have established an account, you may purchase or redeem shares of the Fund on any business day by mail (Embarcadero Funds, c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147), by telephone at 1-800-228-2121 or by wire (contact 1-800-228-2121 for instructions). Shares may be purchased or redeemed by check, wire or electronic funds transfer. The Fund will not accept cash, money orders, third-party checks, credit cards, credit card checks, travelers checks, starter checks or checks drawn on banks outside the United States.

The minimum initial purchase is $5,000 for regular accounts and $2,000 for IRAs, gifts to minors, and purchases through an automatic investment plan. The minimum subsequent investment is $50. The Fund may waive the minimum investment amount for qualified retirement plans.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (NAV) after the Fund receives your request in good order. The NAV is determined only on days when the NYSE is open for regular trading.

Please see YOUR INVESTMENT at page 36 of the prospectus for more information about purchasing and selling shares.

TAX INFORMATION: The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO FINANCIAL INTERMEDIARIES: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

EMBARCADERO SMALL-CAP GROWTH FUND                                          EMSMX

                               SUMMARY PROSPECTUS
                                 April 27, 2009

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at WWW.EMBARCADEROMUTUALFUNDS.COM/NEW/VCWM/. You can also get this information at no cost by calling Shareholder Services at 1-800-228-2121 or by sending an e-mail request to info@embarcaderomutualfunds.com. The Fund's prospectus and statement of additional information, both dated April 27, 2009, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

Capital appreciation

FEES AND EXPENSES OF THE FUND

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES(1) (fees paid directly from your investment)

------------------------------------------------- ------------------------------
Redemption Fee on shares held less
than 90 days (as a percentage of amount redeemed)                   2.00%
------------------------------------------------- ------------------------------
Maximum Account Fee                                                  $24(2)
------------------------------------------------- ------------------------------

(1) In addition to the fees listed in the table above, if you sell shares and request your money by wire transfer, there is a $20 fee. Further, there is an $8 annual maintenance fee for each IRA account.
(2.) Applies to accounts with a balance of less than $2,500 ($1,000 for IRAs and UGMA/UTMA accounts). This fee will be deducted directly from applicable accounts, if necessary by redeeming Fund shares. For more information about this fee, please see ESTABLISHING AN ACCOUNT at page 37 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

------------------------------------------------------- ------------------------
Management Fees(1)                                          1.25%
------------------------------------------------------- ------------------------
Distribution (12b-1) Fees(2)                                0.25%
------------------------------------------------------- ------------------------
Other Expenses                                              8.30%
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Total Annual Fund Operating Expenses                        9.80%
------------------------------------------------------- ------------------------
(1) Restated to reflect current fees payable to the Adviser under the investment advisory agreement approved by shareholders in September 2008. The Adviser is responsible for paying the subadviser's fees.
(2) The maximum permitted 12b-1 fees for the Fund are 0.25% of the Fund's daily average net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year: $956         3 Years: $2,734      5 Years: $4,345      10 Years: $7,742


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. High portfolio turnover will result in increased realized gains (or losses) to shareholders, which are likely to be treated as short-term capital gains. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal income tax laws. During the most recent fiscal year, the Fund's portfolio turnover rate was 560% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 80% of its total assets) in common stocks of companies that, at the time of purchase, have market capitalizations between the smallest and largest companies in the Russell 2000 Growth Index. As of March 31, 2009, the Russell 2000 Growth Index was composed of companies with market capitalizations of between $9 million and $4.1 billion. These market capitalizations will fluctuate and the Fund may continue to hold securities of companies whose market capitalizations fall outside this range as a result of market action after a security's purchase. The Fund invests in companies in any industry.

The Fund invests in stocks with the potential for above-average long-term growth. The subadviser looks for companies that offer innovative products or services, have a unique strength in specific areas (for example, research, product development or marketing), or have strong management teams and financial resources. The Fund may invest in companies in developmental stages or undergoing significant changes.

The subadviser seeks to identify early significant changes at companies or within an industry. Target investments are companies that the subadviser believes will experience revenue and earnings growth that will outperform both the market average and market and analysts' expectations. These insights are derived from extensive internal analysis and one-on-one meetings with management teams of companies and senior level analysts. The subadviser does not rely on quantitative models.

PRINCIPAL RISKS OF INVESTING IN THE FUND


As with any mutual fund, the value of the Fund's investments, and therefore the value of your Fund shares, may go down. We cannot guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

MARKET RISK: Equity security prices rise and fall as market and economic conditions change. The Fund's investments are in sectors of the stock market that are particularly volatile. The value of your Fund shares will fluctuate and you could lose money, especially when the Fund's investments are concentrated in particular holdings.

MANAGEMENT RISK: The subadviser may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

SMALL COMPANY RISK. The Fund invests in small- and, at times, mid-sized companies. The prices of small companies' securities are generally more volatile than the prices of large companies' securities. This is because small companies may be more reliant on a few products, services or key personnel, and can be riskier than larger companies with more diverse product lines and management. Also, there may be less information available about these companies, and they may be more difficult to value. Because smaller companies may have fewer shares of stock outstanding or their shares trade less frequently, some of the Fund's securities may be difficult to sell at the time or price desired by the subadviser. In these cases, the Fund may have to accept a lower price for the security, sell other securities, or miss a more attractive investment opportunity. As a result, adverse market movements in the prices of these stocks may impact the Fund's performance more than if it invested in larger and more liquid companies.

GROWTH AND DEVELOPMENTAL COMPANY RISK: When growth investing is out of favor, the Fund's share price may decline even though the companies the Fund holds have sound fundamentals. The Fund may invest in developmental stage companies or older companies undergoing significant changes. There may be less information available about these companies, and they may be more difficult to value. They may also be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies. As a result, their prices may rise and fall more sharply.

NON-DIVERSIFICATION RISK: The Fund is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than a diversified fund. This means that increases or decreases in the value of any of the individual securities owned by the Fund may have a greater impact on the Fund's net asset value and total return than would be the case in a diversified fund holding more securities. Therefore, the Fund's value may fluctuate more, and it could incur greater losses, than if it had invested in a larger number of stocks.

INDUSTRY CONCENTRATION RISK: Because the Fund holds a smaller number of individual securities, it may, from time to time, concentrate holdings in a particular industry, which could vary from time to time. Securities of companies in the same industry may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund's investments in multiple companies in a particular industry increase the Fund's exposure to risks of the particular industry and may increase the Fund's volatility.

For more information about the risks of investing in the Fund, please see OTHER POLICIES AND RISKS at page 23 of the prospectus and INVESTMENT STRATEGIES at page 4 of the statement of additional information.

ANNUAL TOTAL RETURN

This bar chart and table give some indication of the risks and volatility of investing in the Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. The returns include the reinvestment of dividends and distributions. Please note that past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Investors should not expect the Fund to consistently achieve these returns in the future.

SINCE OCTOBER 1, 2008, DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND HAVE BEEN MADE BY THE SUBADVISER, WHO DID NOT PROVIDE INVESTMENT ADVICE DURING THE EARLIER PERIODS SHOWN BELOW.

Annual Total Returns of the Fund Years Ended 12/31

1999
291.15%

2000
(20.90)%

 2001
(59.70)%

2002
(64.56)%

2003
47.22%

2004
(16.04)%

2005
(22.29)%

2006
10.84%

2007
(7.83)%

2008
(56.84)%


WORST QUARTER             (60.01)%  3rd quarter 2001
BEST QUARTER               87.83%   4th quarter 2001

AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/08)

Small-Cap Growth Fund                    1 Year       5 Years       10 Years
======================================= =========    ==========    =========
Return Before Taxes                     (56.84)%     (22.05)%      (15.43)%
--------------------------------------- ---------    ----------    ---------
Return After Taxes on Distributions(1)  (56.84)%     (22.05)%      (15.63)%
--------------------------------------- ---------    ----------    ---------
Return After Taxes on Distributions
   and Sale of Fund Shares(1)(2)        (36.95)%     (16.97)%       (9.74)%
--------------------------------------- ---------    ----------    ---------
--------------------------------------- ---------    ----------    ---------
Russell 2000(R) Growth Index (3)        (38.54)%      (2.35)%       (0.76)%
--------------------------------------- ---------    ----------    ---------
--------------------------------------- ---------    ----------    ---------
Nasdaq Composite Index (3)              (39.98)%      (3.96)%       (2.71)%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2) The Fund's returns after taxes on distributions and sale of Fund shares may be higher than both its returns before taxes and after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred.
(3) The Russell 2000(R) Growth Index is a capitalization-weighted index that consists of companies with higher price-to-book ratios and higher forecasted growth within the Russell 2000 Index. The index measures the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index. The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq-listed companies. The Fund's benchmark changed to the Russell 2000 Growth Index upon implementation of the Fund's new investment program, which changed the Fund's strategies and risks. These indexes are unmanaged and include reinvested dividends and/or distributions, but do not reflect deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Updated performance information is available online at www.embarcaderomutualfunds.com or by calling Shareholder Services at 1-800-228-2121.

MANAGEMENT

INVESTMENT ADVISER:  Van Wagoner Capital Management, Inc.

SUBADVISER:  Husic Capital Management

PORTFOLIO MANAGER: Frank J. Husic is the Fund's portfolio manager. Mr. Husic is the Managing Partner and Chief Investment Officer of Husic and has managed the Fund since October 2008.

For more information about the adviser, the subadviser and the portfolio manager, please see MANAGEMENT at page 29 of the prospectus and INVESTMENT ADVISORY AND OTHER SERVICES at page 39 of the statement of additional information.

PURCHASE AND SALE OF FUND SHARES

Once you have established an account, you may purchase or redeem shares of the Fund on any business day by mail (Embarcadero Funds, c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147), by telephone at 1-800-228-2121 or by wire (contact 1-800-228-2121 for instructions). Shares may be purchased or redeemed by check, wire or electronic funds transfer. The Fund will not accept cash, money orders, third-party checks, credit cards, credit card checks, travelers checks, starter checks or checks drawn on banks outside the United States.

The minimum initial purchase is $5,000 for regular accounts and $2,000 for IRAs, gifts to minors, and purchases through an automatic investment plan. The minimum subsequent investment is $50. The Fund may waive the minimum investment amount for qualified retirement plans.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (NAV) after the Fund receives your request in good order. The NAV is determined only on days when the NYSE is open for regular trading.

Please see YOUR INVESTMENT at page 36 of the prospectus for more information about purchasing and selling shares.

TAX INFORMATION: The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO FINANCIAL INTERMEDIARIES: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

VAN WAGONER POST-VENTURE FUND                                              VWPVX

                               SUMMARY PROSPECTUS
                                 April 27, 2009

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at WWW.EMBARCADEROMUTUALFUNDS.COM/NEW/VCWM/. You can also get this information at no cost by calling Shareholder Services at 1-800-228-2121 or by sending an e-mail request to info@embarcaderomutualfunds.com. The Fund's prospectus and statement of additional information, both dated April 27, 2009, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

Capital appreciation. THE FUND WAS, UNTIL RECENTLY, IN THE PROCESS OF LIQUIDATION AND THUS HAS INVESTED ALL OF ITS ASSETS IN MONEY MARKET FUNDS OR INSTRUMENTS. IT WILL NOT BE ABLE TO ACHIEVE ITS INVESTMENT OBJECTIVE TO THE EXTENT IT INVESTS IN MONEY MARKET FUNDS OR INSTRUMENTS, SINCE THESE SECURITIES EARN INTEREST BUT DO NOT APPRECIATE IN VALUE.

FEES AND EXPENSES OF THE FUND

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES(1) (fees paid directly from your investment)

------------------------------------------------------- ------------------------
Redemption Fee on shares held less                                2.00%
than 90 days (as a percentage of amount redeemed)
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Maximum Account Fee                                                 $24(2)
------------------------------------------------------- ------------------------

(1) In addition to the fees listed in the table above, if you sell shares and request your money by wire transfer, there is a $20 fee. Further, there is an $8 annual maintenance fee for each IRA account.
(2.) Applies to accounts with a balance of less than $2,500 ($1,000 for IRAs and UGMA/UTMA accounts). This fee will be deducted directly from applicable accounts, if necessary by redeeming Fund shares. For more information about this fee, please see ESTABLISHING AN ACCOUNT at page 37 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

------------------------------------------------------- ------------------------
Management Fees(1)                                          0.00%
------------------------------------------------------- ------------------------
Distribution (12b-1) Fees(2)                                0.15%
------------------------------------------------------- ------------------------
Other Expenses                                              12.13%
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Total Annual Fund Operating Expenses                        12.28%
------------------------------------------------------- ------------------------

(1) The Officers and Board of Directors currently oversee the Fund's investments primarily in high quality short-term money market funds or instruments without compensation.
(2) The maximum permitted 12b-1 fees for the Fund are 0.25% of the Fund's daily average net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year: $1,183       3 Years: $3,298      5 Years: $5,116      10 Years: $8,621


PORTFOLIO TURNOVER

If the Fund were actively managed, it would pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. High portfolio turnover will result in increased realized gains (or losses) to shareholders, which are likely to be treated as short-term capital gains. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal income tax laws. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest in high quality short-term money market funds or instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND


The interest earned on the short-term money market funds or instruments is expected to be less than the expenses of the Fund.

As with any mutual fund, the value of the Fund's investments, and therefore the value of your Fund shares, may go down. We cannot guarantee that the Fund will achieve its investment objective.

For more information about the risks of investing in the Fund, please see OTHER POLICIES AND RISKS at page 23 of the prospectus and INVESTMENT STRATEGIES at page 4 of the statement of additional information.

ANNUAL TOTAL RETURN

This bar chart and table give some indication of the risks and volatility of investing in the Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. The returns include the reinvestment of dividends and distributions. Please note that past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Investors should not expect the Fund to consistently achieve these returns in the future.

PLEASE NOTE THAT THE FUND HAS BEEN INVESTED PRIMARILY IN HIGH QUALITY SHORT-TERM MONEY MARKET FUNDS OR INSTRUMENTS SINCE MARCH 1, 2003.

Annual Total Returns of the Fund Years Ended 12/31

1999
237.22%

2000
(30.31)%

2001
(62.14)%

2002
(67.33)%

2003
(9.76)%

2004
(2.37)%

2005
(12.11)%

2006
7.09%

2007
2.21%

2008
(2.16)%

WORST QUARTER     (60.03)%  1st quarter  2001
BEST QUARTER      81.23%  4th quarter 2001

AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/08)

Post-Venture Fund                       1 Year        5 Years       10 Years
======================================= =========     =========     ========
Return Before Taxes                     (2.16)%       (1.68)%       (13.26)%
--------------------------------------- ---------     ---------     --------
Return After Taxes on Distributions(1)  (2.16)%       (1.68)%       (13.49)%
--------------------------------------- ---------     ---------     --------
Return After Taxes on Distributions
    and Sale of Fund Shares(1)(2)       (1.40)%       (1.42)%        (9.56)%
--------------------------------------- ---------     ---------     --------
--------------------------------------- ---------     ---------     --------
Nasdaq Composite Index (3)             (39.98)%       (3.96)%        (2.71)%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2) The Fund's returns after taxes on distributions and sale of Fund shares may be higher than both its returns before taxes and after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred.
(3) The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq-listed companies. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Updated performance information is available online at www.embarcaderomutualfunds.com or by calling Shareholder Services at 1-800-228-2121.

MANAGEMENT

INVESTMENT ADVISER:  None

PORTFOLIO MANAGER:  None

For more information about the management of the Fund, please see MANAGEMENT at page 29 of the prospectus and INVESTMENT ADVISORY AND OTHER SERVICES at page 39 of the statement of additional information.

PURCHASE AND SALE OF FUND SHARES

Once you have established an account, you may purchase or redeem shares of the Fund on any business day by mail (Embarcadero Funds, c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147), by telephone at 1-800-228-2121 or by wire (contact 1-800-228-2121 for instructions). Shares may be purchased or redeemed by check, wire or electronic funds transfer. The Fund will not accept cash, money orders, third-party checks, credit cards, credit card checks, travelers checks, starter checks or checks drawn on banks outside the United States.

The minimum initial purchase is $5,000 for regular accounts and $2,000 for IRAs, gifts to minors, and purchases through an automatic investment plan. The minimum subsequent investment is $50. The Fund may waive the minimum investment amount for qualified retirement plans.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (NAV) after the Fund receives your request in good order. The NAV is determined only on days when the NYSE is open for regular trading.

Please see YOUR INVESTMENT at page 36 of the prospectus for more information about purchasing and selling shares.

TAX INFORMATION: The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO FINANCIAL INTERMEDIARIES: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

EMBARCADERO ALL-CAP GROWTH FUND                                            EMALX

                               SUMMARY PROSPECTUS
                                 April 27, 2009

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at WWW.EMBARCADEROMUTUALFUNDS.COM/NEW/VCWM/. You can also get this information at no cost by calling Shareholder Services at 1-800-228-2121 or by sending an e-mail request to info@embarcaderomutualfunds.com. The Fund's prospectus and statement of additional information, both dated April 27, 2009, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

Capital appreciation

FEES AND EXPENSES OF THE FUND

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES(1) (fees paid directly from your investment)

------------------------------------------------------- ------------------------
Redemption Fee on shares held less                           2.00%
than 90 days (as a percentage of amount redeemed)
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Maximum Account Fee                                          $24(2)
------------------------------------------------------- ------------------------

(1) In addition to the fees listed in the table above, if you sell shares and request your money by wire transfer, there is a $20 fee. Further, there is an $8 annual maintenance fee for each IRA account.
(2.) Applies to accounts with a balance of less than $2,500 ($1,000 for IRAs and UGMA/UTMA accounts). This fee will be deducted directly from applicable accounts, if necessary by redeeming Fund shares. For more information about this fee, please see ESTABLISHING AN ACCOUNT at page 37 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

------------------------------------------------------- ------------------------
Management Fees(1)                                          1.15%
------------------------------------------------------- ------------------------
Distribution (12b-1) Fees(2)                                0.25%
------------------------------------------------------- ------------------------
Other Expenses                                              7.97%
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Total Annual Fund Operating Expenses                        9.37%
------------------------------------------------------- ------------------------
(1) Restated to reflect current fees payable to the Adviser under the investment advisory agreement approved by shareholders in September 2008. The Adviser is responsible for paying the subadviser's fees.
(2) The maximum permitted 12b-1 fees for the Fund are 0.25% of the Fund's daily average net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year: $917         3 Years: $2,631      5 Years: $4,199       10 Years: $7,558

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. High portfolio turnover will result in increased realized gains (or losses) to shareholders, which are likely to be treated as short-term capital gains. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal income tax laws. During the most recent fiscal year, the Fund's portfolio turnover rate was 683% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in companies of all sizes and in any industry, and buys primarily common stocks. The subadviser uses a time-tested approach to building portfolios of typically 30-50 holdings and does not use leverage.

The Fund invests in stocks with the potential for above-average long-term growth. The subadviser looks for companies that offer innovative products or services, have a unique strength in specific areas (for example, research, product development or marketing), or have strong management teams and financial resources. The Fund may invest in companies in developmental stages or undergoing significant changes.

The subadviser seeks to identify early significant changes at companies or within an industry. Target investments are companies that the subadviser believes will experience revenue and earnings growth that will outperform both the market average and market and analysts' expectations. These insights are derived from extensive internal analysis and one-on-one meetings with management teams of companies and senior level analysts. The subadviser does not rely on quantitative models.

PRINCIPAL RISKS OF INVESTING IN THE FUND


As with any mutual fund, the value of the Fund's investments, and therefore the value of your Fund shares, may go down. We cannot guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

MARKET RISK: Equity security prices rise and fall as market and economic conditions change. The Fund's investments are in sectors of the stock market that are particularly volatile. The value of your Fund shares will fluctuate and you could lose money, especially when the Fund's investments are concentrated in particular holdings.

MANAGEMENT RISK: The subadviser may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

GROWTH AND DEVELOPMENTAL COMPANY RISK: When growth investing is out of favor, the Fund's share price may decline even though the companies the Fund holds have sound fundamentals. The Fund may invest in developmental stage companies or older companies undergoing significant changes. There may be less information available about these companies, and they may be more difficult to value. They may also be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies. As a result, their prices may rise and fall more sharply.

NON-DIVERSIFICATION RISK: The Fund is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than a diversified fund. This means that increases or decreases in the value of any of the individual securities owned by the Fund may have a greater impact on the Fund's net asset value and total return than would be the case in a diversified fund holding more securities. Therefore, the Fund's value may fluctuate more, and it could incur greater losses, than if it had invested in a larger number of stocks.

INDUSTRY CONCENTRATION RISK: Because the Fund holds a smaller number of individual securities, it may, from time to time, concentrate holdings in a particular industry, which could vary from time to time. Securities of companies in the same industry may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund's investments in multiple companies in a particular industry increase the Fund's exposure to risks of the particular industry and may increase the Fund's volatility.

For more information about the risks of investing in the Fund, please see OTHER POLICIES AND RISKS at page 23 of the prospectus and INVESTMENT STRATEGIES at page 4 of the statement of additional information.

ANNUAL TOTAL RETURN

This bar chart and table give some indication of the risks and volatility of investing in the Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. The returns include the reinvestment of dividends and distributions. Please note that past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Investors should not expect the Fund to consistently achieve these returns in the future.

SINCE OCTOBER 1, 2008, DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND HAVE BEEN MADE BY THE SUBADVISER, WHO DID NOT PROVIDE INVESTMENT ADVICE DURING THE EARLIER PERIODS SHOWN BELOW.

Annual Total Returns of the Fund Years Ended 12/31


1999
207.88%

2000
(18.23)%

2001
(40.74)%

2002
(39.68)%

2003
37.47%

2004
(15.79)%

2005
(12.37)%

2006
6.29%

2007
(9.03)%

2008
(56.56)%


WORST QUARTER     (48.38)%  1st quarter  2001
BEST QUARTER      55.18% 4th quarter  2001

AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/08)

All-Cap Growth Fund                       1 Year       5 Years       10 Years
======================================== ==========    ==========    ========
Return Before Taxes                      (56.56)%      (20.88)%      (9.14)%
---------------------------------------- ----------    ----------    --------
Return After Taxes on Distributions(1)   (56.56)%      (20.88)%      (9.36)%
---------------------------------------- ----------    ----------    --------
Return After Taxes on Distributions
    and Sale of Fund Shares(1)(2)        (36.76)%      (16.19)%      (6.40)%
---------------------------------------- ----------    ----------    --------
---------------------------------------- ----------    ----------    --------
Russell 3000(R) Growth Index (3)         (38.44)%       (3.33)%      (4.01)%
---------------------------------------- ----------    ----------    --------
---------------------------------------- ----------    ----------    --------
Russell 2000(R) Growth Index (3)         (38.54)%       (2.35)%      (0.76)%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2) The Fund's returns after taxes on distributions and sale of Fund shares may be higher than both its returns before taxes and after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred.
(3) The Russell 3000(R) Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Growth Index is a capitalization-weighted index that consists of companies with higher price-to-book ratios and higher forecasted growth within the Russell 2000

     Index. The index measures the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index. The Fund's benchmark changed to the Russell 3000 Growth Index upon implementation of the Fund's new investment program, which changed the Fund's strategies and risks. These indexes are unmanaged and include reinvested dividends and/or distributions, but do not reflect deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Updated performance information is available online at www.embarcaderomutualfunds.com or by calling Shareholder Services at 1-800-228-2121.

MANAGEMENT

INVESTMENT ADVISER:  Van Wagoner Capital Management, Inc.

SUBADVISER:  Husic Capital Management

PORTFOLIO MANAGER: Frank J. Husic is the Fund's portfolio manager. Mr. Husic is the Managing Partner and Chief Investment Officer of Husic and has managed the Fund since October 2008.

For more information about the adviser, the subadviser and the portfolio manager, please see MANAGEMENT at page 29 of the prospectus and INVESTMENT ADVISORY AND OTHER SERVICES at page 39 of the statement of additional information.

PURCHASE AND SALE OF FUND SHARES

Once you have established an account, you may purchase or redeem shares of the Fund on any business day by mail (Embarcadero Funds, c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147), by telephone at 1-800-228-2121 or by wire (contact 1-800-228-2121 for instructions). Shares may be purchased or redeemed by check, wire or electronic funds transfer. The Fund will not accept cash, money orders, third-party checks, credit cards, credit card checks, travelers checks, starter checks or checks drawn on banks outside the United States.

The minimum initial purchase is $5,000 for regular accounts and $2,000 for IRAs, gifts to minors, and purchases through an automatic investment plan. The minimum subsequent investment is $50. The Fund may waive the minimum investment amount for qualified retirement plans.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (NAV) after the Fund receives your request in good order. The NAV is determined only on days when the NYSE is open for regular trading.

Please see YOUR INVESTMENT at page 36 of the prospectus for more information about purchasing and selling shares.

TAX INFORMATION: The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO FINANCIAL INTERMEDIARIES: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

VAN WAGONER TECHNOLOGY FUND                                              VWTKX

                               SUMMARY PROSPECTUS
                                 April 27, 2009

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at WWW.EMBARCADEROMUTUALFUNDS.COM/NEW/VCWM/. You can also get this information at no cost by calling Shareholder Services at 1-800-228-2121 or by sending an e-mail request to info@embarcaderomutualfunds.com. The Fund's prospectus and statement of additional information, both dated April 27, 2009, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

Capital appreciation. THE FUND WAS, UNTIL RECENTLY, IN THE PROCESS OF LIQUIDATION AND THUS HAS INVESTED ALL OF ITS ASSETS IN MONEY MARKET FUNDS OR INSTRUMENTS. IT WILL NOT BE ABLE TO ACHIEVE ITS INVESTMENT OBJECTIVE TO THE EXTENT IT INVESTS IN MONEY MARKET FUNDS OR INSTRUMENTS, SINCE THESE SECURITIES EARN INTEREST BUT DO NOT APPRECIATE IN VALUE.

FEES AND EXPENSES OF THE FUND

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES(1) (fees paid directly from your investment)

------------------------------------------------------- ------------------------
Redemption Fee on shares held less than                           2.00%
90 days (as a percentage of amount redeemed)
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Maximum Account Fee                                               $24(2)
------------------------------------------------------- ------------------------

(1) In addition to the fees listed in the table above, if you sell shares and request your money by wire transfer, there is a $20 fee. Further, there is an $8 annual maintenance fee for each IRA account.

(2.) Applies to accounts with a balance of less than $2,500 ($1,000 for IRAs and UGMA/UTMA accounts). This fee will be deducted directly from applicable accounts, if necessary by redeeming Fund shares. For more information about this fee, please see ESTABLISHING AN ACCOUNT at page 37 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

--------------------------------------------- -----------------------
Management Fees(1)                                0.00%
--------------------------------------------- -----------------------
Distribution (12b-1) Fees(2)                      0.15%
--------------------------------------------- -----------------------
Other Expenses                                    12.96%
--------------------------------------------- -----------------------
--------------------------------------------- -----------------------
Total Annual Fund Operating Expenses              13.11%
--------------------------------------------- -----------------------
(1) The Officers and Board of Directors currently oversee the Fund's investments primarily in high quality short-term money market funds or instruments without compensation.
(2) The maximum permitted 12b-1 fees for the Fund are 0.25% of the Fund's daily average net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year: $1,258        3 Years: $3,476      5 Years: $5,349     10 Years: $8,853


PORTFOLIO TURNOVER

If the Fund were actively managed, it would pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. High portfolio turnover will result in increased realized gains (or losses) to shareholders, which are likely to be treated as short-term capital gains. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal income tax laws. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest in high quality short-term money market funds or instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND


The interest earned on the short-term money market funds or instruments is expected to be less than the expenses of the Fund.

As with any mutual fund, the value of the Fund's investments, and therefore the value of your Fund shares, may go down. We cannot guarantee that the Fund will achieve its investment objective.

For more information about the risks of investing in the Fund, please see OTHER POLICIES AND RISKS at page 23 of the prospectus and INVESTMENT STRATEGIES at page 4 of the statement of additional information.

ANNUAL TOTAL RETURN

This bar chart and table give some indication of the risks and volatility of investing in the Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. The returns include the reinvestment of dividends and distributions. Please note that past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Investors should not expect the Fund to consistently achieve these returns in the future.

PLEASE NOTE THAT THE FUND HAS BEEN INVESTED PRIMARILY IN HIGH QUALITY SHORT-TERM MONEY MARKET FUNDS OR INSTRUMENTS SINCE MARCH 1, 2003.

Annual Total Returns of the Fund Years Ended 12/31

1999
223.76%

2000
(28.13)%

2001
(61.93)%

2002
(65.81)%

2003
(6.97)%

2004
(2.76)%

2005
(9.74)%

2006
4.27%

2007
(3.88)%

2008
(2.02)%


WORST QUARTER     (60.38%  1st quarter  2001
BEST QUARTER      80.32%  4th quarter  2001

AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/08)

Technology Fund                               1 Year      5 Years       10 Years
============================================ ========     =========     ========
Return Before Taxes                          (2.02)%      (2.93)%       (13.20)%
-------------------------------------------- --------     ---------     --------
Return After Taxes on Distributions(1)       (2.02)%      (2.93)%       (13.29)%
-------------------------------------------- --------     ---------     --------
Return After Taxes on Distributions
   and Sale of Fund Shares(1)(2)             (1.31)%      (2.47)%        (9.69)%
-------------------------------------------- --------     ---------     --------
-------------------------------------------- --------     ---------     --------
Morgan Stanley High Technology 35 Index (3) (44.92)%      (5.97)%        (2.08)%
-------------------------------------------- --------     ---------     --------
-------------------------------------------- --------     ---------     --------
S&P 500 Composite Stock Index (3)           (36.99)%      (2.19)%        (1.38)%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2) The Fund's returns after taxes on distributions and sale of Fund shares may be higher than both its returns before taxes and after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred.
(3) The Morgan Stanley High Technology 35 Index is an equal dollar-weighted index of 35 stocks from 9 technology subsectors: computer services, design software, server software, PC software and new media, networking and telecommunications equipment, server hardware, PC hardware and peripherals, specialized systems and semiconductors. The S&P 500 Composite Stock Index is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. These indexes are unmanaged and include reinvested dividends and/or distributions, but do not reflect deduction for fees, brokerage commissions, expenses or taxes. It is not possible to invest directly in an index.

Updated performance information is available online at www.embarcaderomutualfunds.com or by calling Shareholder Services at 1-800-228-2121.

MANAGEMENT

INVESTMENT ADVISER:  None

PORTFOLIO MANAGER:  None

For more information about the management of the Fund, please see MANAGEMENT at page 29 of the prospectus and INVESTMENT ADVISORY AND OTHER SERVICES at page 39 of the statement of additional information.

PURCHASE AND SALE OF FUND SHARES

Once you have established an account, you may purchase or redeem shares of the Fund on any business day by mail (Embarcadero Funds, c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147), by telephone at 1-800-228-2121 or by wire (contact 1-800-228-2121 for instructions). Shares may be purchased or redeemed by check, wire or electronic funds transfer. The Fund will not accept cash, money orders, third-party checks, credit cards, credit card checks, travelers checks, starter checks or checks drawn on banks outside the United States.

The minimum initial purchase is $5,000 for regular accounts and $2,000 for IRAs, gifts to minors, and purchases through an automatic investment plan. The minimum subsequent investment is $50. The Fund may waive the minimum investment amount for qualified retirement plans.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (NAV) after the Fund receives your request in good order. The NAV is determined only on days when the NYSE is open for regular trading.

Please see YOUR INVESTMENT at page 36 of the prospectus for more information about purchasing and selling shares.

TAX INFORMATION: The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO FINANCIAL INTERMEDIARIES: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.